Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.05285%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,931,720.07

Principal:
Principal Collections	$25,672,877.38
Prepayments in Full	$12,763,693.87
Liquidation Proceeds	$520,836.74
Recoveries	$12,259.36
Sub Total	$38,969,667.35
Collections	$42,901,387.42

Purchase Amounts:
Purchase Amounts Related to Principal	$154,950.32
Purchase Amounts Related to Interest	$597.77
Sub Total	$155,548.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,056,935.51

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,056,935.51
Servicing Fee	$833,495.89	$833,495.89	$0.00	$0.00	$42,223,439.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,223,439.62
Interest - Class A-2a Notes	$487,052.99	$487,052.99	$0.00	$0.00	$41,736,386.63
Interest - Class A-2b Notes	$349,938.78	$349,938.78	$0.00	$0.00	$41,386,447.85
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$39,481,847.85
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$39,122,507.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,122,507.85
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$38,929,475.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,929,475.10
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,929,475.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,929,475.10
Regular Principal Payment	$37,489,667.75	$37,489,667.75	$0.00	$0.00	$1,439,807.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,439,807.35
Residual Released to Depositor	$0.00	$1,439,807.35	$0.00	$0.00	$0.00
Total		$43,056,935.51

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,489,667.75
Total					$37,489,667.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,218,110.57	$65.09	$487,052.99	$1.49	$21,705,163.56	$66.58
Class A-2b Notes	$16,271,557.18	$65.09	$349,938.78	$1.40	$16,621,495.96	$66.49
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$37,489,667.75	$23.74	$3,293,964.52	$2.09	$40,783,632.27	$25.83

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$130,752,480.92	0.4010812	$109,534,370.35	0.3359950
Class A-2b Notes	$100,270,307.46	0.4010812	$83,998,750.28	0.3359950
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$918,962,788.38	0.5820125	$881,473,120.63	0.5582689

Pool Information
Weighted Average APR	4.961%	4.963%
Weighted Average Remaining Term	44.11	43.34
Number of Receivables Outstanding	33,417	32,537
Pool Balance	$1,000,195,070.20	$960,413,931.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$950,541,754.18	$913,052,086.43
Pool Factor	0.5995011	0.5756569

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$47,361,844.92
Targeted Overcollateralization Amount	$78,940,810.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,940,810.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$668,780.54
(Recoveries)		26	$12,259.36
Net Loss for Current Collection Period			$656,521.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7877%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4753%
Second Prior Collection Period			0.5346%
Prior Collection Period			0.7882%
Current Collection Period			0.8037%
Four Month Average (Current and Prior Three Collection Periods)			0.6504%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,090	$5,294,837.61
(Cumulative Recoveries)			$364,191.80
Cumulative Net Loss for All Collection Periods			$4,930,645.81
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2955%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,857.65
Average Net Loss for Receivables that have experienced a Realized Loss			$4,523.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	215	$8,398,559.81
61-90 Days Delinquent	0.15%	34	$1,421,347.06
91-120 Days Delinquent	0.03%	7	$322,195.88
Over 120 Days Delinquent	0.02%	5	$146,070.11
Total Delinquent Receivables	1.07%	261	$10,288,172.86

Repossession Inventory:
Repossessed in the Current Collection Period		17	$904,479.86
Total Repossessed Inventory		37	$1,806,817.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1777%
Prior Collection Period			0.1795%
Current Collection Period			0.1414%
Three Month Average			0.1662%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1967%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$2,699,970.74
2 Months Extended	104	$4,432,335.89
3+ Months Extended	18	$652,622.88

Total Receivables Extended	190	$7,784,929.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer